Cash and cash equivalents (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Cash and cash equivalents
Cash at bank and on hand	SFr 6,957,086	SFr 20,484,836
Total cash and cash equivalents	SFr 6,957,086	SFr 20,484,836	SFr 18,695,040	SFr 31,536,803
Percentage of cash and cash equivalents	100.00%	100.00%
Cash on hand	SFr 120	SFr 166
P-1 / A-1
Cash and cash equivalents
Balances with banks	3,708,603	11,943,391
P-2 / A-2
Cash and cash equivalents
Balances with banks	3,031,028
Other
Cash and cash equivalents
Balances with banks	SFr 217,335	SFr 8,541,279
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	52.98%	44.33%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	42.10%	54.47%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	2.69%	0.58%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	2.23%	0.62%